Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities at Fair Value on Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and 2012.

	Yen (millions)
As of March 31, 2011	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥57,880	¥—	¥57,880	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	29,759	154	29,913	—	—

Total derivative instruments	—	87,639	154	87,793	(26,641)	61,152

Available-for-sale securities
Marketable equity securities	92,421	—	—	92,421	—	92,421
Auction rate securities	—	—	6,948	6,948	—	6,948

Total available-for-sale securities	92,421	—	6,948	99,369	—	99,369

Total	¥92,421	¥87,639	¥7,102	¥187,162	¥(26,641)	¥160,521

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(15,712)	¥—	¥(15,712)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(32,435)	(155)	(32,590)	—	—

Total derivative instruments	—	(48,147)	(155)	(48,302)	26,641	¥(21,661)

Total	¥—	¥(48,147)	¥(155)	¥(48,302)	¥26,641	¥(21,661)

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥33,566	¥—	¥33,566	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	31,834	—	31,834	—	—

Total derivative instruments	—	65,400	—	65,400	(21,988)	43,412

Available-for-sale securities
Marketable equity securities	100,829	—	—	100,829	—	100,829
Auction rate securities	—	—	6,651	6,651	—	6,651

Total available-for-sale securities	100,829	—	6,651	107,480	—	107,480

Total	¥100,829	¥65,400	¥6,651	¥172,880	¥(21,988)	¥150,892

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(30,820)	¥—	¥(30,820)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(20,099)	—	(20,099)	—	—

Total derivative instruments	—	(50,919)	—	(50,919)	21,988	(28,931)

Total	¥—	¥(50,919)	¥—	¥(50,919)	¥21,988	¥(28,931)

Reconciliation for all Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present a reconciliation during the year ended March 31, 2011 and 2012 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2011	Retained interests in securitizations	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥27,555	¥1,025	¥10,041	¥38,621
Adjustment resulting from the adoption of new accounting standards on variable interest entities	(27,555)	(1,027)	—	(28,582)
Total realized/unrealized gains or losses
Included in earnings	—	2	(96)	(94)
Included in other comprehensive income (loss)	—	—	349	349
Purchases, issuances, and settlements, net	—	—	(2,329)	(2,329)
Foreign currency translation	—	(1)	(1,017)	(1,018)

Balance at end of year	¥—	¥(1)	¥6,948	¥6,947

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	—	67	67

	Yen (millions)
For the year ended March 31, 2012	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥(1)	¥6,948	¥6,947
Total realized/unrealized gains or losses
Included in earnings	—	—	—
Included in other comprehensive income (loss)	—	(114)	(114)
Purchases, issuances, settlements and sales
Purchases	—	1,784	1,784
Issuances	—	—	—
Settlements	1	—	—
Sales	—	(1,879)	(1,879)
Foreign currency translation	—	(88)	(87)

Balance at end of year	¥—	¥6,651	¥6,651

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	(114)	(114)

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of significant financial instruments at March 31, 2011 and 2012 are as follows:

	Yen (millions)
	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables *	¥3,642,235	¥3,701,218	¥3,607,127	¥3,653,850
Held-to-maturity securities	40,725	40,649	16,647	16,711
Debt	(4,100,435)	(4,159,300)	(4,111,244)	(4,176,361)

*	The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table exclude ¥333,979 million and ¥357,308 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2011 and 2012 in the table also include ¥496,233 million and ¥518,321 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.